CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.2%
Bandwidth Inc., Class A Shares	66,700	$6,021,676	*
Iridium Communications Inc.	146,504	5,838,185	*

Total Diversified Telecommunication Services		11,859,861

Media - 0.6%
Klaviyo Inc.	69,558	2,992,385	*(a)(b)(c)

TOTAL COMMUNICATION SERVICES		14,852,246

CONSUMER DISCRETIONARY - 10.0%
Auto Components - 2.8%
Fox Factory Holding Corp.	104,939	15,167,883	*

Diversified Consumer Services - 2.1%
Chegg Inc.	166,233	11,307,169	*

Hotels, Restaurants & Leisure - 0.2%
Dutch Bros Inc., Class A Shares	23,105	1,000,908	*

Internet & Direct Marketing Retail - 0.2%
Poshmark Inc., Class A Shares	45,550	1,082,268	*

Leisure Products - 0.8%
Hayward Holdings Inc.	191,220	4,252,733	*

Specialty Retail - 3.9%
Monro Inc.	85,049	4,891,168
National Vision Holdings Inc.	262,842	14,921,541	*
Vroom Inc.	59,233	1,307,272	*

Total Specialty Retail		21,119,981

TOTAL CONSUMER DISCRETIONARY		53,930,942

CONSUMER STAPLES - 6.4%
Food & Staples Retailing - 5.2%
BJ’s Wholesale Club Holdings Inc.	278,683	15,305,270	*
Casey’s General Stores Inc.	43,273	8,154,797
Grocery Outlet Holding Corp.	77,985	1,682,137	*
Performance Food Group Co.	61,337	2,849,717	*

Total Food & Staples Retailing		27,991,921

Food Products - 1.2%
Calavo Growers Inc.	47,400	1,812,576
Hain Celestial Group Inc.	105,181	4,499,643	*

Total Food Products		6,312,219

TOTAL CONSUMER STAPLES		34,304,140

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2021 Quarterly Report	1

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
ENERGY - 1.8%
Energy Equipment & Services - 1.8%
Cactus Inc., Class A Shares	153,080	$5,774,178
ChampionX Corp.	179,721	4,018,561	*

TOTAL ENERGY		9,792,739

FINANCIALS - 6.5%
Banks - 2.2%
Western Alliance Bancorp	112,074	12,195,892

Capital Markets - 2.2%
Hamilton Lane Inc., Class A Shares	66,020	5,599,817
PJT Partners Inc., Class A Shares	76,758	6,072,325

Total Capital Markets		11,672,142

Insurance - 2.1%
American Equity Investment Life Holding Co.	161,992	4,790,103
Trupanion Inc.	83,774	6,506,727	*

Total Insurance		11,296,830

TOTAL FINANCIALS		35,164,864

HEALTH CARE - 26.6%
Biotechnology - 5.0%
Biohaven Pharmaceutical Holding Co. Ltd.	66,998	9,306,692	*
CareDx Inc.	126,742	8,031,641	*
Invitae Corp.	165,630	4,708,861	*
Ultragenyx Pharmaceutical Inc.	51,321	4,628,641	*

Total Biotechnology		26,675,835

Health Care Equipment & Supplies - 7.5%
CryoPort Inc.	77,125	5,129,584	*
Figs Inc., Class A Shares	23,370	867,962	*
Insulet Corp.	15,176	4,313,474	*
Integra LifeSciences Holdings Corp.	143,117	9,800,652	*
Penumbra Inc.	53,344	14,216,176	*
Silk Road Medical Inc.	105,833	5,823,990	*

Total Health Care Equipment & Supplies		40,151,838

Health Care Providers & Services - 3.6%
Progyny Inc.	192,490	10,779,440	*
Surgery Partners Inc.	195,786	8,289,579	*

Total Health Care Providers & Services		19,069,019

Health Care Technology - 4.6%
Certara Inc.	119,410	3,952,471	*
Health Catalyst Inc.	146,715	7,337,217	*
Omnicell Inc.	51,936	7,708,861	*
Vocera Communications Inc.	130,640	5,978,086	*

Total Health Care Technology		24,976,635

See Notes to Schedule of Investments.

2	ClearBridge Variable Small Cap Growth Portfolio 2021 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 5.0%
ICON PLC	42,655	11,176,463	*
Olink Holding AB, ADR	85,910	2,083,317	*
Quanterix Corp.	37,635	1,873,847	*
Syneos Health Inc.	137,019	11,986,422	*

Total Life Sciences Tools & Services		27,120,049

Pharmaceuticals - 0.9%
Pacira BioSciences Inc.	86,852	4,863,712	*

TOTAL HEALTH CARE		142,857,088

Industrials - 14.9%
Air Freight & Logistics - 2.4%
Forward Air Corp.	85,612	7,107,509
GXO Logistics Inc.	75,780	5,944,183	*

Total Air Freight & Logistics		13,051,692

Building Products - 4.7%
Masonite International Corp.	64,690	6,865,550	*
Trex Co. Inc.	182,227	18,574,398	*

Total Building Products		25,439,948

Commercial Services & Supplies - 0.1%
US Ecology Inc.	14,524	469,851	*

Electrical Equipment - 1.6%
Bloom Energy Corp., Class A Shares	179,269	3,355,916	*
Shoals Technologies Group Inc., Class A Shares	182,580	5,090,330	*

Total Electrical Equipment		8,446,246

Machinery - 4.0%
Albany International Corp., Class A Shares	40,980	3,150,133
Hydrofarm Holdings Group Inc.	58,480	2,213,468	*
RBC Bearings Inc.	54,136	11,487,659	*
Tennant Co.	61,997	4,584,678

Total Machinery		21,435,938

Road & Rail - 1.1%
XPO Logistics Inc.	75,780	6,030,572	*

Trading Companies & Distributors - 1.0%
H&E Equipment Services Inc.	158,422	5,498,828

TOTAL INDUSTRIALS		80,373,075

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2021 Quarterly Report	3

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 0.8%
Viavi Solutions Inc.	274,578	$4,321,858	*

Electronic Equipment, Instruments & Components - 1.0%
Brain Corp.	52,367	263,140	*(a)(b)(c)
nLight Inc.	85,180	2,401,224	*
OSI Systems Inc.	30,643	2,904,957	*

Total Electronic Equipment, Instruments & Components		5,569,321

IT Services - 1.5%
Shift4 Payments Inc., Class A Shares	62,225	4,823,682	*
Wix.com Ltd.	15,940	3,123,762	*

Total IT Services		7,947,444

Semiconductors & Semiconductor Equipment - 6.2%
Allegro MicroSystems Inc.	260,915	8,338,843	*
Brooks Automation Inc.	71,983	7,367,460
Lattice Semiconductor Corp.	140,950	9,112,418	*
Monolithic Power Systems Inc.	17,691	8,574,474

Total Semiconductors & Semiconductor Equipment		33,393,195

Software - 18.5%
Aspen Technology Inc.	60,583	7,439,592	*
Cornerstone OnDemand Inc.	148,066	8,478,259	*
Envestnet Inc.	89,074	7,147,298	*
HubSpot Inc.	7,439	5,029,434	*
Jamf Holding Corp.	122,495	4,718,507	*
Model N Inc.	176,485	5,912,248	*
Momentive Global Inc.	247,887	4,858,585	*
New Relic Inc.	71,218	5,111,316	*
PagerDuty Inc.	272,510	11,287,364	*
Paycor HCM Inc.	105,952	3,725,272	*
Qualys Inc.	26,365	2,934,161	*
SEMrush Holdings Inc., Class A Shares	118,760	2,738,606	*
Smartsheet Inc., Class A Shares	54,260	3,734,173	*
Sprout Social Inc., Class A Shares	66,220	8,075,529	*
Varonis Systems Inc.	198,667	12,088,887	*
Viant Technology Inc., Class A Shares	85,505	1,044,871	*
Yext Inc.	289,246	3,479,629	*
Zeta Global Holdings Corp., Class A Shares	224,470	1,315,394	*

Total Software		99,119,125

TOTAL INFORMATION TECHNOLOGY		150,350,943

See Notes to Schedule of Investments.

4	ClearBridge Variable Small Cap Growth Portfolio 2021 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY		SHARES	VALUE
MATERIALS - 1.0%
Chemicals - 1.0%
Balchem Corp.		38,556	$5,593,319

REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
Redfin Corp.		51,604	2,585,360	*

TOTAL COMMON STOCKS (Cost - $276,049,380)			529,804,716

	RATE
PREFERRED STOCKS - 1.0%
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Caris Life Sciences Inc., Series C	—	183,481	1,739,457	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—	31,383	297,520	*(a)(b)(c)

TOTAL HEALTH CARE			2,036,977

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.2%
Brain Corp.	—	170,237	855,429	*(a)(b)(c)

Software - 0.4%
Pride Parent Inc.	—	72,825	2,368,988	*(a)(b)(c)

TOTAL INFORMATION TECHNOLOGY			3,224,417

TOTAL PREFERRED STOCKS (Cost - $3,338,694)			5,261,394

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $279,388,074)			535,066,110

SHORT-TERM INVESTMENTS - 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	2,838,950	2,838,950
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	709,738	709,738	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,548,688)			3,548,688

TOTAL INVESTMENTS - 100.2% (Cost - $282,936,762)			538,614,798
Liabilities in Excess of Other Assets - (0.2)%			(1,168,079)

TOTAL NET ASSETS - 100.0%			$537,446,719

*	Non-income producing security.
(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 3).
(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2021, the total market value of investments in Affiliated Companies was $709,738 and the cost was $709,738 (Note 2).

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2021 Quarterly Report	5

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Variable Small Cap Growth Portfolio 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by

7

Notes to Schedule of Investments (unaudited) (continued)

the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$11,859,861	—	$2,992,385	$14,852,246
Information Technology	150,087,803	—	263,140	150,350,943
Other Common Stocks	364,601,527	—	—	364,601,527
Preferred Stocks:
Health Care	—	—	2,036,977	2,036,977
Information Technology	—	—	3,224,417	3,224,417

Total Long-Term Investments	526,549,191	—	8,516,919	535,066,110

Short-Term Investments†	3,548,688	—	—	3,548,688

Total Investments	$530,097,879	—	$8,516,919	$538,614,798

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2020	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases
Common Stocks:
Communication
Services	—	—	—	$670,439	$2,321,946
Information
Technology	—	—	—	34,296	228,844
Preferred Stocks:
Health Care	$506,407	—	—	1,276,368	254,202
Information
Technology	922,685	—	—	621,732	1,680,000

Total	$1,429,092	—	—	$2,602,835	$4,484,992

9

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2021	Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2021
Common Stocks:
Communication Services	—	—	—	$2,992,385	$670,439
Information Technology	—	—	—	263,140	34,296
Preferred Stocks:
Health Care	—	—	—	2,036,977	1,276,368
Information Technology	—	—	—	3,224,417	621,732

Total	—	—	—	$8,516,919	$2,602,835

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

		Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
	Affiliate Value at December 31, 2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$649,293	$12,216,546	12,216,546	$12,156,101	12,156,101	—	$30	—	$709,738

10

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 9/30/2021	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	52,367	3/21	$228,844	$263,140	$5.02	0.05%
Brain Corp., Preferred Shares	170,237	4/20, 11/20	898,085	855,429	5.02	0.16
Caris Life Sciences Inc., Series C, Preferred Shares	183,481	10/20	506,407	1,739,457	9.48	0.32
Caris Life Sciences Inc., Series D, Preferred Shares	31,383	5/21	254,202	297,520	9.48	0.06
Klaviyo Inc., Common Shares	69,558	5/21	2,321,946	2,992,385	43.02	0.56
Pride Parent Inc., Preferred Shares	72,825	12/20	1,680,000	2,368,988	32.53	0.44

			$5,889,484	$8,516,919		1.59%

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